Taxes on Income	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 9 -	TAXES ON INCOME

a.	On December 31, 2021, the Company had U.S. federal net operating loss carryforwards of approximately $26,000 available to reduce future taxable income. Utilization of the U.S. net operating losses may be subject to substantial limitations due to the change of ownership provisions of the Internal Revenue Code of 1986.

The U.S. Company has final tax assessments through 2013.

On December 22, 2017, the Tax Reform Act was signed into law. The legislation significantly changes U.S. tax law by, among other things, lowering the U.S. corporate income tax rate from a maximum of 35% to a flat 21% rate, effective January 1, 2018. As a result of the decrease in the corporate income tax rate, the Company revalued the ending net deferred tax assets at December 31, 2017, but did not recognize any incremental income tax expense in 2017 due to the revaluation of the valuation allowance.

b.	Foreign tax:

1.	Tax rates:

Presented hereunder are the tax rates relevant to the Company’s Israeli subsidiaries:

2021 - 23%
2020 - 23%
2.	The Company’s Israeli subsidiaries have estimated total available carryforward operating tax losses for Israeli income tax purposes of approximately $64,000 as of December 31, 2021. Of these losses, a total of $47,500 are owned by Topspin Medical (Israel) Ltd. Topspin tax losses may be offset only by future income with respect to the same operational activity by which it was incurred for an indefinite period of time. The other losses are owned by My Size Israel 2014 Ltd and may be carryforward to offset against future income for an indefinite period of time.

3.	Topspin Medical (Israel) Ltd. and My Size (Israel) 2014 Ltd. has final tax assessments through 2015.

c.	U.S. and foreign components of loss from continuing operations, before income taxes consisted of:

	December 31,
	2021	2020
U.S	(3,802)	(2,334)
Non-U.S. (foreign)	(6,718)	(3,823)
	(10,520)	(6,157)

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 9 -	TAXES ON INCOME (Cont.)

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets:

Operating loss carryforwards	20,238	18,177
Warrants and options	126	98
Marketable securities	377	367
Other temporary differences	341	326

Deferred tax assets before valuation allowance	21,082	18,968
Valuation allowance	(21,082)	(18,968)

Net deferred tax asset	-	-

The following table presents a reconciliation of the beginning and ending valuation allowance:

	December 31,
	2021	2020
Balance at beginning of the year	18,968	17,210
Additions in valuation allowance to the income statement	1,625	991
Additions in valuation allowance due to exchange rate differences	489	767
Balance at end of the year	21,082	18,968

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance at December 31, 2021 and 2020.

e.	Theoretical tax

The following presents the adjustment between the theoretical tax amount and the tax amount included in the financial statements:

	December 31,
	2021	2020

Loss before income taxes	10,520	6,157
Statutory tax rate	21%	21%
Computed “expected” tax income	2,209	1,293
Foreign tax rate differences and exchange rate differences	131	65
Nondeductible expenses	(715)	(367)
Change in valuation allowance	(1,625)	(991)
Taxes on income	-	-

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)